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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number  811-21792
        ---------

                      AIM Core Allocation Portfolio Series
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza Suite 100 Houston, Texas 77046
                ------------------------------------------------
              (Address of principal executive offices) (Zip code)

   Robert H. Graham     11 Greenway Plaza Suite 100 Houston, Texas 77046
   ---------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (713) 626-1919
                                                     --------------

Date of fiscal year end:  8/31
                          ----

Date of reporting period:  02/28/06
                           --------

Item 1. Reports to Stockholders.

                                                   AIM CORE ALLOCATION PORTFOLIO
                                                           SERIES C AND SERIES M
                           Semiannual Report to Shareholders o February 28, 2006



================================================================================

THE FUNDS ARE USED EXCLUSIVELY FOR SEPARATELY MANAGED ACCOUNTS (E.G. WRAP FEE OR CERTAIN OTHER PROGRAMS) ADVISED OR SUB-ADVISED BY A I M ADVISORS, INC. (THE ADVISOR OR AIM) OR ITS AFFILIATES FOR WHOM AIM OR ITS AFFILIATES HAS A CORE FIXED INCOME MANDATE. THE FUNDS ARE DESIGNED TO BE A PORTION (ALTHOUGH NOT THE WHOLE) OF A CORE FIXED INCOME PORTFOLIO. AIM HAS ENGAGED THE SERVICES OF INVESCO INSTITUTIONAL (N.A.), INC. (THE SUB-ADVISOR OR INVESCO) TO PROVIDE SUB-ADVISORY SERVICES TO THE FUNDS.

================================================================================



============================================================

INSIDE THIS REPORT

General Information                                        1

Letter to Shareholders                                     2

Letter from Independent
Chairman of Board of Trustees                              3

Management's Discussion of Performance - Series C          4

Management's Discussion of Performance - Series M          6

Fund Performance                                           8

Calculating Your Ongoing Fund Expenses                     9

Approval of Investment Advisory Agreement                 10

Financial Pages:
 Series C                                                 12
 Series M                                                 21
============================================================

[YOUR GOALS. OUR SOLUTIONS.]               [AIM INVESTMENTS LOGO APPEARS HERE]
 -- Registered Trademark --                     -- Registered Trademark --

SERIES C AND SERIES M SEEK TO ACHIEVE HIGH TOTAL RETURN CONSISTENT WITH PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of February 28, 2006, and is based on total net assets.

ABOUT INDEXES USED IN THIS REPORT

o The unmanaged LEHMAN BROTHERS U.S.         level only and do not include separately    PORTFOLIO MANAGEMENT TEAM FOR
AGGREGATE BOND INDEX (the Lehman             managed account charges. If such charges    SERIES C AND SERIES M
Aggregate Index), which represents the       were included, the total returns would
U.S. investment-grade fixed-rate bond        be lower.                                                  STEPHEN M. JOHNSON,
market (including government and                                                           [JOHNSON     Chartered Financial Analyst,
corporate securities, mortgage               The Fund provides a complete list of its        PHOTO]     Portfolio Manager and Chief
pass-through securities and asset-backed     holdings four times in each fiscal year,                   Investment Officer, INVESCO
securities), is compiled by Lehman           at the quarter-ends. For the second and                    Worldwide Fixed Income, has
Brothers, a global investment bank.          fourth quarters, the lists appear in the     been responsible for the Funds since
                                             Fund's semiannual and annual reports to      December 2005. Mr. Johnson joined
o The unmanaged STANDARD & POOR'S            shareholders. For the first and third        INVESCO in 1991. He earned a Bachelor of
COMPOSITE INDEX OF 500 STOCKS (the S&P       quarters, the Fund files the lists with      Science degree in Petroleum Engineering
500--Registered Trademark-- Index) is        the Securities and Exchange Commission       from the University of Kansas in 1983
an index of common stocks frequently         (SEC) on Form N-Q. The Fund's Form N-Q       and a Master of Business Administration
used as a general measure of U.S. stock      filings are available on the SEC's Web       from Rice University in 1986.
market performance.                          site, sec.gov. Copies of the Fund's
                                             Forms N-Q may be reviewed and copied at                    KENNETH R. BOWLING,
o The unmanaged MSCI WORLD INDEX is a        the SEC's Public Reference Room at 450         [BOWLING    Chartered Financial Analyst,
group of global securities tracked by        Fifth Street, N.W., Washington, D.C.            PHOTO]     Portfolio Manager and
Morgan Stanley Capital International.        20549-0102. You can obtain information                     Director, U.S Fixed Income
                                             on the operation of the Public Reference                   of INVESCO Worldwide Fixed
o The Fund is not managed to track the       Room, including information about            Income, has been responsible for the
performance of any particular index,         duplicating fee charges, by calling          Funds since December 2005. Mr. Bowling
including the indexes defined here, and      202-942-8090 or 800-732-0330,or by           joined INVESCO in 1993. He earned a
consequently, the performance of the         electronic request at the following          Bachelor of Science degree in 1988 in
Fund may deviate significantly from the      E-mail address: publicinfo@sec.gov. The      Mechanical Engineering and a Masters
performance of the indexes.                  SEC file numbers for the Fund are            degree in Engineering in 1989 from the
                                             811-21792 and 333-127335.                    University of Louisville.
o A direct investment cannot be made in
an index. Unless otherwise indicated,        A description of the policies and                          JAMES F. GUENTHER,
index results include reinvested             procedures  that the Fund uses to             [GUENTHER    Chartered Financial Analyst,
dividends, and they do not reflect sales     determine how to vote proxies relating          PHOTO]     Portfolio Manager and
charges. Performance of an index of          to portfolio securities is available                       Director, Worldwide Credit
funds reflects fund expenses;                without charge, upon request, from our                     Research, INVESCO Worldwide
performance of a market index does not.      Client Services department at               Fixed Income, has been responsible for
                                             800-410-4246 or on the AIM Web site,        the Funds since December 2005. Mr.
OTHER INFORMATION                            AIMinvestments.com. On the home page,       Guenther joined INVESCO in 1992. He
                                             scroll down and click on AIM Funds          earned a Bachelor of Science degree in
o The returns shown in management's          Proxy Policy. The information is also       Business Administration from Western
discussion of Fund performance are based     available on the SEC Web site, sec.gov.     Michigan University in 1981 and attended
on net asset values calculated for                                                       the DePaul University School of Law.
shareholder transactions. Generally          Information regarding how the
accepted accounting principles require       Fund voted proxies related to its                          J. RICHARD ROBBEN,
adjustments to be made to the net assets     portfolio securities during the 12              [ROBBEN    Chartered Financial Analyst,
of the Fund at period end for financial      months ended June 30,2006, will be               PHOTO]    Senior Portfolio Manager,
reporting purposes, and as such, the net     available at our Web site. Go to                           INVESCO Worldwide Fixed
asset values for shareholder                 AIMinvestments.com, access the About Us                    Income, has been responsible
transactions and the returns based on        tab, click on Required Notices and then      for the Funds since December 2005. Mr.
those net asset values may differ from       click on Proxy Voting Activity. Next,        Robben joined INVESCO in 1996. He earned
the net asset values and returns             select the Fund from the drop-down menu.     a Bachelor of Science degree in Business
reported in the Financial Highlights.        The information is also available on the     Administration from Bellarmine
                                             SEC Web site, sec.gov.                       University in 1987.
Additionally, the returns and net asset
values shown throughout this report are                                                   Assisted by INVESCO Worldwide Fixed
at the fund                                                                               Income Team


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM CORE ALLOCATION PORTFOLIO


                    DEAR SHAREHOLDERS:

                    Financial markets fared relatively well over the period
                    covered by this report. The S&P 500 Index, frequently cited
   [GRAHAM          as a benchmark for U.S. stock market performance, returned
    PHOTO]          2.93%. Results for international stocks were more
                    impressive, with the MSCI World Index gaining 4.31%. Bond performance was more modest as the Lehman Aggregate Index returned 0.34%.

                       Bond performance was varied. High yield bonds and
                    emerging market debt were among the better-performing
                    segments of the fixed-income market. The difference between
ROBERT H. GRAHAM    bond yields was relatively narrow across the maturity
                    spectrum, as bond yields continued to converge over the period.

                       A number of key developments affected markets and the
                    economy during the reporting period:

                       o Consumer confidence, dealt a setback by Hurricane Katrina which devastated New Orleans in August 2005, rebounded at the beginning of the reporting period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                       o  The Federal Reserve Board (the Fed) continued its
                          tightening policy, raising the key federal funds
  [WILLIAMSON             target rate to 4.50% by the end of the reporting
     PHOTO]               period. Many analysts believed that the central bank
                          was near the end of its tightening policy as Ben
                          Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                       o  Gasoline prices, which soared to a nationwide average
                          of slightly more than $3.08 per gallon on September 5,
                          2005, following Hurricane Katrina, had dropped by more
MARK H. WILLIAMSON        than 80 cents by the end of the reporting period,
                          according to the U.S. Energy Information
                          Administration.

                       o For the first two months of 2006, the economy created 400,000 new jobs, according to the U.S. Department of Labor.

                    YOUR FUND

                    For a discussion of the specific market conditions that affected Series C and Series M and how your Funds were managed during the reporting period, please turn to pages 4-8.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM              /s/ MARK H. WILLIAMSON
                    Robert H. Graham                  Mark H. Williamson
                    President & Vice Chair,           President, A I M Advisors,
                    AIM Funds                         Inc.

                    April 12, 2006

AIM CORE ALLOCATION PORTFOLIO


                    DEAR SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
    [CROCKETT       independent chair--I can assure you that shareholder
      PHOTO]        interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:

                       o  Board approval of voluntary fee reductions, which are
 BRUCE L. CROCKETT        saving shareholders more than $20 million annually,
                          based on asset levels as of March 31, 2005.

                       o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                       o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments--Registered Trademark--, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.



                    Sincerely,


                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    April 12, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.

AIM CORE ALLOCATION PORTFOLIO - SERIES C

MANAGEMENT'S DISCUSSION                                                                       We may sell or reduce our position in
OF PERFORMANCE                                                                             a security when:
=====================================================================================
                                                                                           o It reaches our valuation target
PERFORMANCE SUMMARY
                                                                                           o A more attractive investment becomes
We are pleased to send you this first           The portfolio is a component of            available
report for the Series C portfolio. The       INVESCO Full Discretion Core product,
portfolio began operations on December       and therefore, has no benchmark               o We want to reduce our exposure to a
30, 2005, and posted a cumulative total      index. The benchmark index for INVESCO        certain segment of the market
return of 0.25% at net asset value for       Full Discretion Core product is the
the period ended February 28, 2006.The       Lehman Brothers U.S. Aggregate Bond           o The fundamentals of a particular
portfolio's U.S. Treasury holdings           Index, which returned 0.34% over the          security deteriorate
helped it record slightly positive           reporting period.
returns for the reporting period.                                                          MARKET CONDITIONS AND YOUR FUND

=====================================================================================      The U.S. Federal Reserve (the Fed)
                                                                                           continued its monetary tightening policy
HOW WE INVEST                                tom up analysis involves an evaluation        over the period--a trend that had a
                                             of securities on an individual basis. We      significant impact on bond market
The Series C portfolio is a component of     also seek to own securities that are          performance. The Fed raised the key
INVESCO Full Discretion Core product,        attractively valued relative to the rest      federal funds target rate to 4.50% to
which seeks to provide exposure to the       of the market.                                slow economic growth and contain
bond market in general and is held in                                                      inflation. Rising interest rates
separately managed accounts. The                Our investment team consists of            restrained bond performance. Most
portfolio consists of securities that we     specialists in three main areas:              domestic bond market indexes posted
believe can be more efficiently held         investment decision-making, portfolio         modest gains or losses over the period.
through a mutual fund for certain size       construction and risk management.             Domestically, high yield bonds, which
accounts.                                                                                  tend to be less affected by interest
                                                In managing the portfolio, we can also     rate changes, posted the best return.
   Our objective is to achieve high          use derivatives, such as options,             Internationally, emerging market debt
total return, consistent with                futures contracts and other investment        was one of the better performing market
preservation of capital. The portfolio       instruments, and leveraging, which            segments.
can invest in a variety of fixed-income      involves the borrowing of assets to
instruments, including U.S. and foreign      potentially increase returns. We may             The portfolio received its initial
corporate bonds, U.S. and foreign            also buy or sell currencies other than        seed money at the end of December 2005,
government and agency bonds, high yield      the U.S. dollar in an attempt to take         and we began purchasing securities to
securities, emerging market debt; and        advantage of anticipated changes in           implement our investment strategy. Among
mortgage and asset-backed securities.        exchange rates.                               the securities that we purchased were
                                                                                           U.S. Treasury and U.S. government agency
   In selecting securities for the              The Fund may have a higher rate of         bonds. We believed that the yield curve
portfolio, we use both "top-down" and        turnover than other funds. In an effort       would continue to flatten, which means,
"bottom-up" analysis. Top-down analysis      to mitigate some of the effects of            we believed the difference in the yields
takes into account general market and        transactions on investors in the Full         of shorter- and longer-maturity Treasury
economic trends and their impact on the      Discretion Core Product, we expect much       securities would continue to converge.
various asset classes while bot-             of the trading to occur within the Fund.
                                                                                                                        (continued)

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 10 FIXED-INCOME ISSUERS                  TOTAL NET ASSETS            $1.3 MILLION
By investment type
Bonds & Notes                      59.4%      1. Federal National                         TOTAL NUMBER OF HOLDINGS              30
U.S. Mortgaged-Backed Securities   22.6          Mortgage Association (FNMA)    23.8%
U.S. Government Agency Securities   9.9       2. Federal Home
U.S. Treasury Securities            3.1          Mortgage Corp. (FHLMC)          8.7      The Fund's holdings are subject to
Other Assets Less Liabilities       5.0       3. HSBC Finance Corp.              5.5      change, and there is no assurance that
                                              4. Pacific Gas and Electric Co.    4.3      the Fund will continue to hold any
                                              5. British Telecommunications PLC  4.2      particular security.
                                              6. Telecom Italia Capital          3.9
                                              7. Johnson Controls,Inc.           3.7         Industry classifications used in this
                                              8. Sprint Capital Corp.            3.4      report are generally according to the
                                              9. BellSouth Corp.                 3.3      Global Industry Classification Standard,
                                             10. AT&T Corp.                      3.3      which was developed by and is the
                                                                                          exclusive property and a service mark of
                                                                                          Morgan Stanley Capital International
                                                                                          Inc. and Standard & Poor's.

========================================     ========================================     ========================================

AIM CORE ALLOCATION PORTFOLIO - SERIES C

   Consequently, our focus was on longer     both to a particular currency and             IN CLOSING
term Treasuries. We accomplished this        interest rates. During the reporting
positioning mainly by buying and selling     period, the Fund benefited from               We consider the Series C portfolio to be
U.S. Treasury futures contracts. This        investing in Australian interest rates        an important component of the INVESCO
strategy proved beneficial as yields in      through exchange-traded futures               Full Discretion Core product, as it can
the five- and 10-year maturity segment       contracts, as interest rates generally        potentially enhance diversification by
of the Treasury yield curve rose while       rose worldwide.                               investing in a relatively wide range of
they remained relatively constant in the                                                   domestic and foreign securities that we
30-year range. Please keep in mind that         We were slightly bearish on corporate      believe can be more efficiently held
bond prices and yields move in opposite      bonds, as we believed rising interest         through a mutual fund. We thank you for
directions.                                  rates could slow economic growth and          your investment in the Series C
                                             adversely affect company profitability.       portfolio.
   The use of exchange-traded futures        We were also concerned that increased
contracts is a significant part of our       leveraged buyout activity could further       THE VIEWS AND OPINIONS EXPRESSED IN
strategy for managing U.S. interest rate     detract from corporate earnings. We           MANAGEMENT'S DISCUSSION OF FUND
risk. We believe futures contracts are       bought corporate bonds that we believed       PERFORMANCE ARE THOSE OF A I M ADVISORS,
an efficient method of managing the          were sufficiently liquid and were             INC. THESE VIEWS AND OPINIONS ARE
Fund's exposure to U.S. interest rate        available in small lot sizes. Our focus       SUBJECT TO CHANGE AT ANY TIME BASED ON
markets. Futures contracts on U. S.          was on corporate bonds that we believed       FACTORS SUCH AS MARKET AND ECONOMIC
Treasury bonds, for example, have the        had solid return potential, and our           CONDITIONS. THESE VIEWS AND OPINIONS MAY
potential to mitigate interest rate          holdings in this market segment               NOT BE RELIED UPON AS INVESTMENT ADVICE
exposure in the portfolio. Moreover,         generally had a positive impact on our        OR RECOMMENDATIONS, OR AS AN OFFER FOR A
these contracts are generally less           performance.                                  PARTICULAR SECURITY. THE INFORMATION IS
expensive to trade than Treasury bonds.                                                    NOT A COMPLETE ANALYSIS OF EVERY ASPECT
                                                We were also bearish on                    OF ANY MARKET, COUNTRY, INDUSTRY,
   To a lesser extent, we also use           mortgage-backed securities because we         SECURITY OR THE FUND. STATEMENTS OF FACT
exchange-traded futures contracts to         believed they were relatively expensive       ARE FROM SOURCES CONSIDERED RELIABLE,
gain exposure to both foreign currencies     compared to the rest of the bond market.      BUT A I M ADVISORS, INC. MAKES NO
and non-U.S. interest rates. By using        Moreover, this asset class has                REPRESENTATION OR WARRANTY AS TO THEIR
futures contracts, we are able to            historically performed better in a            COMPLETENESS OR ACCURACY. ALTHOUGH
specifically target either interest          stable interest rate environment. With        HISTORICAL PERFORMANCE IS NO GUARANTEE
rates or currencies. With actual             interest rates rising, our holdings in        OF FUTURE RESULTS, THESE INSIGHTS MAY
securities, there would be exposure          this market segment generally detracted       HELP YOU UNDERSTAND OUR INVESTMENT
                                             from performance.                             MANAGEMENT PHILOSOPHY.

====================================================================================================================================
PRINCIPAL RISKS OF INVESTING IN SERIES C     fluctuation and loss of principal and         fluctuations in the value of the U.S.
                                             income than do U.S. government                dollars relative to the values of other
o The value of your investment in the        securities such as U.S. Treasury bills,       currencies, the custody arrangements
Fund will go up and down with prices of      notes and bonds, for which principal and      made for the Fund's foreign holdings,
the securities in which the Fund             any applicable interest are guaranteed        differences in accounting, political
invests. The prices of securities change     by the government if held to maturity.        risks and the lesser degree of public
in response to many factors, including                                                     information required to be provided by
the historical and prospective earnings      o A change in interest rates will affect      non-U.S. companies.
of the issuer, the value of its assets,      the performance of the Funds'
general economic conditions, interest        investments in debt securities.               o Investing in emerging markets involves
rates, investor perceptions and market                                                     greater risk and potential reward than
liquidity.                                   o The Fund is nondiversified, which           investing in more established markets.
                                             increases risks as well as potential
o Interest rate increases may cause the      rewards.                                      o The Fund may buy or sell currencies
price of a debt security to decrease.                                                      other than the U.S. dollar to capitalize
The longer a debt security's duration,       o The Fund may invest a portion of its        on anticipated changes in exchange
the more sensitive it is to interest         assets in mortgage-backed securities,         rates, but there is no guarantee that
rate risk. High yield bonds (junk bonds)     which may lose value if mortgages are         such investments will achieve the
are less sensitive to interest rate risk     prepaid in response to falling interest       intended results.
than are higher quality bonds.               rates.
                                                                                           o Portfolio turnover is greater than
o U.S. Treasury securities such as           o The Fund may invest in derivatives,         that of most funds, which may affect
bills, notes and bonds offer a high          which may rise or fall in value more          performance.
degree of safety, and they guarantee the     rapidly than other investments.
payment of principal and any applicable                                                    o There is no guarantee that the
interest if held to maturity. Fund           o Leveraging presents higher risks, but       investment techniques and risk analyses
shares are not insured, and their value      also offers greater potential rewards.        used by the Fund's portfolio will
and yield will vary with market              Leveraging may cause the Fund to be more      produce the intended results.
conditions.                                  volatile.

o The Fund invests in higher-yielding,       o International investing presents
lower-rated corporate bonds, commonly        certain risks not associated with
known as junk bonds, which have a            investing solely in the United States.
greater risk of price                        These include risks relating to

====================================================================================================================================

AIM CORE ALLOCATION PORTFOLIO - SERIES M

MANAGEMENT'S DISCUSSION                                                                    and other investment instruments, and
OF PERFORMANCE                                                                             leveraging, which involves the
                                                                                           borrowing of assets to potentially
======================================================================================     increase returns.
PERFORMANCE SUMMARY
                                                                                              The Fund may have a higher rate of
We are pleased to send you this first           The portfolio is a component of            turnover than other funds. In an
report for the Series M portfolio. The       INVESCO Full Discretion Core product,         effort to mitigate some of the effects
portfolio began operations on December       and therefore, has no benchmark index.        of transactions on investors in the Full
30, 2005, and posted a cumulative total      The benchmark index for INVESCO Full          Discretion Core Product, we expect much
return of -0.60% at net asset value for      Discretion Core product is the Lehman         of the trading to occur within the Fund.
the period ended February 28, 2006. The      Brothers U.S. Aggregate Bond Index,
portfolio's mortgage holdings detracted      which returned 0.34% over the reporting          We may sell or reduce our position in
from performance for the reporting           period.                                       a security when:
period.
                                                                                           o It reaches our valuation target
======================================================================================
                                                                                           o A more attractive investment becomes
HOW WE INVEST                                and state and local government bonds.         available

The Series M portfolio is a component of        In selecting securities for the Fund,      o We want to reduce our exposure to a
INVESCO Full Discretion Core product,        we use both "top-down" and "bottom-up"        certain segment of the market
which seeks to provide exposure to the       analysis. Top-down analysis takes into
bond market in general and is held in        account general market and economic           o The fundamentals of a particular
separately managed accounts. The             trends and their impact on the various        security deteriorate
portfolio consists of securities that we     asset classes, while bottom-up analysis
believe can be more efficiently held         involves an evaluation of securities on       MARKET CONDITIONS AND YOUR FUND
through a mutual fund for certain size       an individual basis. We also seek to own
accounts.                                    securities that are attractively valued       The U.S. Federal Reserve (the Fed)
                                             relative to the rest of the market.           continued its monetary tightening policy
   Our objective is to achieve high                                                        over the period--a trend that had a
total return, consistent with                   Our investment team consists of            significant impact on the bond market
preservation of capital. The portfolio       specialists in three main areas:              performance. The Fed raised the key
can invest in a variety of fixed-income      investment decision-making, portfolio         federal funds target rate to 4.50% to
instruments, including mortgage and          construction and risk management.             slow economic growth and contain
asset-backed securities; bank                                                              inflation. Rising interest rates
certificates of deposit; U.S. government        In managing the Fund, we can also use      restrained bond performance. Most
and agency bonds;                            derivatives, such as options, futures         domestic bond market indexes posted
                                             contracts                                     modest gains or losses over the period.
                                                                                           Domestically, high yield bonds, which
                                                                                           tend to be less affected by interest
                                                                                           rate changes, posted

                                                                                                                       (continued)

========================================     ========================================      ========================================
PORTFOLIO COMPOSITION                        TOP FIXED-INCOME ISSUERS                      TOTAL NET ASSETS            $1.3 MILLION

By investment type                           1. U.S. Treasury Notes              43.5%     TOTAL NUMBER OF HOLDINGS               8
U.S. Treasury Securities           50.6%     2. Federal National
U.S. Government Agency Securities  24.6         Mortgage Association,
U.S. Mortgage-Backed Securities    22.8         Pass Through Certificates        22.8
Asset-Backed Securities             9.5      3. Federal National
Other Assets Less Liabilities      -7.5         Mortgage Association,
                                                Unsec. Global Notes              10.6
                                             4. Banc of America
                                                Commercial Mortgage Inc.          9.5
                                             5. Federal Home Loan Mortgage Corp.  7.0
                                             6. Federal National                           The Fund's holdings are subject to
                                                Mortgage Association              7.0      change, and there is no assurance that
                                             7. U.S. Treasury Bonds               6.6      the Fund will continue to hold any
                                             8. U.S. Treasury Bills               0.5      particular security.
========================================     ========================================      ========================================

AIM CORE ALLOCATION PORTFOLIO - SERIES M

the best return. Internationally,            expensive compared to the rest of the         PRINCIPAL RISKS OF INVESTING IN SERIES M
emerging market debt was one of the          bond market. Moreover, this asset class
better performing market segments.           has historically performed better in a        o The value of your investment in the
                                             stable interest rate environment.             Fund will go up and down with prices of
   The Fund received its initial seed        Because the portfolio's asset base was        the securities in which the Fund
money at the end of December 2005, and       relatively small, we were also somewhat       invests. The prices of securities change
we began purchasing securities to            constrained in our ability to purchase        in response to many factors, including
implement our investment strategy. Among     mortgage securities, as they are              the historical and prospective earnings
the securities that we purchased were        generally not as readily available in         of the issuer, the value of its assets,
U.S. Treasury and U.S. government agency     smaller lot sizes. With interest rates        general economic conditions, interest
bonds. We believed that the yield curve      rising, our holdings in this market           rates, investor perceptions and market
would continue to flatten, which means,      segment generally detracted from              liquidity.
we believed the difference in the yields     performance.
of shorter- and longer-maturity Treasury                                                   o Interest rate increases may cause the
securities would continue to converge.       IN CLOSING                                    price of a debt security to decrease.
                                                                                           The longer a debt security's duration,
                                             We consider the Series M portfolio to be      the more sensitive it is to interest
                                             an important component of the INVESCO         rate risk. High yield bonds (junk bonds)
        ... WE WERE BEARISH                  Full Discretion Core product, as it can       are less sensitive to interest rate risk
         ON MORTGAGE-BACKED                  potentially enhance diversification by        than are higher quality bonds.
        SECURITIES BECAUSE WE                investing in a relatively wide range of
         BELIEVED THEY WERE                  domestic securities that we believe can       o U.S. Treasury securities such as
         RELATIVELY EXPENSIVE                be more efficiently held through a            bills, notes and bonds offer a high
        COMPARED TO THE REST                 mutual fund. We thank you for your            degree of safety, and they guarantee the
         OF THE BOND MARKET.                 INVESTMENT IN the Series M portfolio.         payment of principal and any applicable
                                                                                           interest if held to maturity. Fund
                                             THE VIEWS AND OPINIONS EXPRESSED IN           shares are not insured, and their value
                                             MANAGEMENT'S DISCUSSION OF FUND               and yield will vary with market
   Consequently, our focus was on longer     PERFORMANCE ARE THOSE OF A I M ADVISORS,      conditions.
term Treasuries. We accomplished this        INC. THESE VIEWS AND OPINIONS ARE
positioning mainly by buying and selling     SUBJECT TO CHANGE AT ANY TIME BASED ON        o The Fund invests in higher-yielding,
U.S. Treasury futures contracts. This        FACTORS SUCH AS MARKET AND ECONOMIC           lower-rated corporate bonds, commonly
strategy proved beneficial as yields in      CONDITIONS. THESE VIEWS AND OPINIONS MAY      known as junk bonds, which have a
the five-year and 10-year maturity           NOT BE RELIED UPON AS INVESTMENT ADVICE       greater risk of price fluctuation and
segment of the Treasury yield curve rose     OR RECOMMENDATIONS, OR AS AN OFFER FOR A      loss of principal and income than do
while they remained relatively constant      PARTICULAR SECURITY. THE INFORMATION IS       U.S. government securities such as U.S.
in the 30-year range. Please keep in         NOT A COMPLETE ANALYSIS OF EVERY ASPECT       Treasury bills, notes and bonds, for
mind that bond prices and yields move in     OF ANY MARKET, COUNTRY, INDUSTRY,             which principal and any applicable
opposite directions.                         SECURITY OR THE FUND. STATEMENTS OF FACT      interest are guaranteed by the
                                             ARE FROM SOURCES CONSIDERED RELIABLE,         government if held to maturity.
   The use of exchange-traded futures        BUT A I M ADVISORS, INC. MAKES NO
contracts is a significant part of our       REPRESENTATION OR WARRANTY AS TO THEIR        o A change in interest rates will affect
strategy for managing U.S. interest rate     COMPLETENESS OR ACCURACY. ALTHOUGH            the performance of the Funds'
risk. We believe futures contracts are       HISTORICAL PERFORMANCE IS NO GUARANTEE        investments in debt securities.
an efficient method of managing the          OF FUTURE RESULTS, THESE INSIGHTS MAY
Fund's exposure to U.S. interest rate        HELP YOU UNDERSTAND OUR INVESTMENT            o The Fund is nondiversified, which
markets. Futures contracts on U.S.           MANAGEMENT PHILOSOPHY.                        increases risks as well as potential
Treasury bonds, for example, have the                                                      rewards.
potential to mitigate interest rate
exposure in the portfolio. Moreover,                                                       o The Fund may invest a portion of its
these contracts are generally less                                                         assets in mortgage-backed securities,
expensive to trade than Treasury bonds.                                                    which may lose value if mortgages are
                                                                                           prepaid in response to falling interest
   We were bearish on mortgage-backed                                                      rates.
securities because we believed they were
relatively                                                                                 o The Fund may invest in derivatives,
                                                                                           which may rise or fall in value more
                                                                                           rapidly than other investments.

                                                                                           o Leveraging presents higher risks, but
                                                                                           also offers greater potential rewards.
                                                                                           Leveraging may cause the Fund to be more
                                                                                           volatile.

                                                                                           o Portfolio turnover is greater than
                                                                                           that of most funds, which may affect
                                                                                           performance.

                                                                                           o There is no guarantee that the
                                                                                           investment techniques and risk analyses
                                                                                           used by the Fund's portfolio will
                                                                                           produce the intended results.

AIM CORE ALLOCATION PORTFOLIO

PORTFOLIO PERFORMANCE
========================================
CUMULATIVE TOTAL RETURNS
As of 2/28/06

Inception (12/30/05)
SERIES C                           0.25%

Inception (12/30/05)
SERIES M                          -0.60%
========================================

THE PERFORMANCE DATA QUOTED REPRESENT           THE FUNDS ARE USED EXCLUSIVELY FOR            PERFORMANCE FIGURES GIVEN REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE        SEPARATELY MANAGED ACCOUNTS ADVISED OR        THE FUNDS AND ARE NOT INTENDED TO
COMPARABLE FUTURE RESULTS; CURRENT           SUB-ADVISED BY A I M ADVISORS, INC. OR        REFLECT ACTUAL SEPARATELY MANAGED
PERFORMANCE MAY BE LOWER OR HIGHER.          ITS AFFILIATES FOR WHOM AIM OR ITS            ACCOUNT VALUES. THEY DO NOT REFLECT
THERE ARE NO FUND EXPENSES INCLUDED          AFFILIATES HAS A CORE FIXED INCOME            CHARGES ASSESSED IN CONNECTION WITH A
BECAUSE THE FUNDS DO NOT PAY ANY             MANDATE. THE FUNDS ARE DESIGNED TO BE A       SEPARATELY MANAGED ACCOUNT. CHARGES,
EXPENSES DIRECTLY. INVESTMENT RETURN AND     PORTION OF A CORE FIXED INCOME                EXPENSES AND FEES, WHICH ARE DETERMINED
NET ASSET VALUE WILL FLUCTUATE SO THAT       PORTFOLIO. YOU CANNOT PURCHASE SHARES OF      BY THE SEPARATELY MANAGED ACCOUNT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU         THE FUNDS DIRECTLY.                           ISSUER, WILL VARY AND WILL LOWER THE
SELL SHARES.                                                                               TOTAL RETURN.

AIM CORE ALLOCATION PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of a Fund, you incur        ACTUAL EXPENSES                               based on each Fund's actual expense ratio
ongoing costs, including management                                                        and an assumed rate of return of 5% per
fees; and other Fund expenses, if any.       The table below provides information          year before expenses, which is not a
A I M Advisors, Inc. ("AIM"), the Fund's     about actual account values and actual        Fund's actual return. Each Fund's actual
advisor, has agreed to irrevocably waive     expenses. You may use the information in      cumulative total returns at net asset
all fees and pay all operating expenses,     this table, together with the amount you      value after expenses for the period
except extraordinary expenses, incurred      invested, to estimate the expenses that       ended February 28, 2006, appear in the
by the Funds. This example is intended       you paid over the period. Simply divide       table on page 8.
to help you understand your ongoing          your account value by $1,000 (for
costs (in dollars) of investing in the       example, an $8,600 account value divided         The hypothetical account values and
Funds and to compare these costs with        by $1,000 = 8.6), then multiply the           expenses may not be used to estimate the
ongoing costs of investing in other          result by the number in the table under       actual ending account balance or
mutual funds. The actual ending account      the heading entitled "Actual Expenses         expenses you paid for the period. You
value and expenses of the Funds in the       Paid During Period" to estimate the           may use this information to compare the
below example are based on an investment     expenses you paid on your account during      ongoing costs of investing in a Fund and
of $1,000 invested on December 30, 2005      this period (December 30, 2005, through       other funds. To do so, compare this 5%
(the date the Funds commenced                February 28, 2006 for the Funds).             hypothetical example with the 5%
operations) and held through February        Because the actual ending account value       hypothetical examples that appear in the
28, 2006. The Funds are used only for        and expense information in the example        shareholder reports of the other funds.
investors who are clients of a wrap fee      is not based upon a six month period for
or certain other programs advised or         the Funds, the ending account value and          Please note that the expenses shown
sub-advised by AIM or its affiliates.        expense information may not provide a         in the table are meant to highlight your
Clients pay a wrap fee or similar fee to     meaningful comparison to mutual funds         ongoing costs only and do not reflect
participate in such programs, and such       that provide such information for a full      any wrap program fees. Therefore, the
fees are not reflected in the table          six month period.                             hypothetical information is useful in
below.                                                                                     comparing ongoing costs only, and will
                                             HYPOTHETICAL EXAMPLE FOR COMPARISON           not help you determine the relative
                                             PURPOSES                                      total costs of owning different funds.
                                                                                           In addition, if these wrap program fees
                                             The table below also provides                 were included, your costs would have
                                             information about hypothetical account        been higher.
                                             values and hypothetical expenses



====================================================================================================================================

                                                  ACTUAL                          HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)
                  BEGINNING            ENDING              EXPENSES        ENDING            EXPENSES         ANNUALIZED
                ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
SERIES           (12/30/05)          (2/28/06)(1)          PERIOD(2)      (2/28/06)           PERIOD(3)          RATIO
  C              $1,000.00           $1,002.50              $0.00         $1,024.79            $0.00             0.00%
  M               1,000.00              994.00               0.00          1,024.79             0.00             0.00

(1)The actual ending account value is based on the actual total return of the Fund for the period December 30, 2005, through February 28, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended February 28, 2006, appear in the table on page 8.

(2)Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 61
   (December 30, 2005, through February 28, 2006)/365. Because the Funds have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of funds that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods. AIM has agreed to irrevocably waive all fees and pay all operating expenses, except extraordinary expenses, incurred by the Fund.

(3)Hypothetical expenses are equal to the annualized expense ratio indicated
   above multiplied by the average account value over the period, multiplied by
   181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the
   Funds and other funds because such data is based on a full six month period.
   AIM has agreed to irrevocably waive all fees and pay all operating expenses, except extraordinary expenses, incurred by the Fund.
====================================================================================================================================

AIM CORE ALLOCATION PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the "Board") of       o The performance of each Fund relative       breakpoints for each Fund or whether,
the AIM Core Allocation Portfolio Series     to indices. Not applicable because these      due to the nature of each Fund and the
(the "Trust") oversees the management of     are new Funds.                                advisory fee structures of comparable
each Fund of the Trust and, as required                                                    funds, it was reasonable to structure
by law, determines annually whether to       o Meeting with each Fund's portfolio          the advisory fee without breakpoints.
approve the continuance of each Fund's       managers and investment personnel. The        Based on this review, the Board
advisory agreement with A I M Advisors,      Board intends to periodically meet with       concluded that it was not necessary to
Inc. ("AIM"). Based upon the                 each Fund's portfolio managers and/or         add advisory fee breakpoints to each
recommendation of the Investments            other investment personnel and believes       Fund's advisory fee schedule. The Board
Committee of the Board at a meeting held     that such individuals are competent and       reviewed the level of each Fund's
on June 30, 2005, the Board, including       able to carry out their responsibilities      advisory fees, and noted that such fees,
all of the independent trustees,             under the Advisory Agreement.                 as a percentage of each Fund's net
approved the initial advisory agreement                                                    assets, would remain constant under the
(the "Advisory Agreement") between each      o Overall performance of AIM. Not             Advisory Agreement because the Advisory
Fund and AIM for an initial period           applicable because these are new Funds.       Agreement does not include any
beginning December 30, 2005 and ending       However, the Board considered the             breakpoints. The Board concluded that
June 30, 2007.                               overall performance of AIM in providing       each Fund's fee levels under the
                                             investment advisory and portfolio             Advisory Agreement therefore would not
   The Board considered the factors          administrative services to other mutual       reflect economies of scale. However, the
discussed below in evaluating the            funds advised by AIM and concluded that       Board also concluded that the "all-in"
fairness and reasonableness of each          such performance was satisfactory.            nature of each Fund's advisory fee under
Fund's Advisory Agreement at the meeting                                                   the Advisory Agreement and the fact that
on June 30, 2005 and as part of the          o Fees relative to those of clients of        AIM pays for each Fund's ordinary
Board's ongoing oversight of each Fund.      AIM with comparable investment                operating expenses was beneficial to
In their deliberations, the Board and        strategies. The Board reviewed the            shareholders.
the independent trustees did not             advisory fee rate for each Fund under
identify any particular factor that was      the Advisory Agreement. The Board noted       o Investments in affiliated money market
controlling, and each trustee attributed     that this rate was comparable to the          funds. The Board also took into account
different weights to the various             advisory fee rate for one separately          the fact that uninvested cash and cash
factors.                                     managed wrap account managed by an AIM        collateral from securities lending
                                             affiliate with investment strategies          arrangements (collectively, "cash
   The discussion below serves as a          comparable to those of each Fund. The         balances") of each Fund may be invested
summary of the discussion of the             Board noted the "all-in" nature of the        in money market funds advised by AIM
material factors and the conclusions         advisory fee under the Advisory               pursuant to the terms of an SEC
with respect thereto that formed the         Agreement, whereby AIM pays all of each       exemptive order. The Board found that
basis for the Board's approval of the        Fund's ordinary operating expenses. The       each Fund may realize certain benefits
Advisory Agreement. After consideration      Board also noted that AIM has agreed to       upon investing cash balances in AIM
of all of the factors below and based on     waive advisory fees of each Fund, as          advised money market funds, including a
its informed business judgment, the          discussed below. Based on this review,        higher net return, increased liquidity,
Board determined that the Advisory           the Board concluded that the advisory         increased diversification or decreased
Agreement is in the best interests of        fee rate for each Fund under the              transaction costs. The Board also found
each Fund and its shareholders and that      Advisory Agreement was fair and               that each Fund will not receive reduced
the compensation to AIM under the            reasonable.                                   services if it invests its cash balances
Advisory Agreement is fair and                                                             in such money market funds. The Board
reasonable and would have been obtained      o Fees relative to those of comparable        further determined that the proposed
through arm's length negotiations.           funds with other advisors. The Board          securities lending program and related
                                             reviewed the advisory fee rate for each       procedures with respect to each lending
SERIES C AND SERIES M                        Fund under the Advisory Agreement. The        Fund is in the best interests of each
                                             Board compared contractual advisory fee       lending Fund and its respective
o The nature and extent of the advisory      rates and noted that each Fund's rate         shareholders. The Board therefore
services to be provided by AIM. The          was comparable to the median rate of the      concluded that the investment of cash
Board reviewed the services to be            funds advised by other advisors with          collateral received in connection with
provided by AIM under the Advisory           investment strategies comparable to           the securities lending program in the
Agreement. Based on this review, the         those of each Fund that the Board             money market funds according to the
Board concluded that the range of            reviewed. The Board also noted the            procedures is in the best interests of
services to be provided by AIM under the     "all-in" nature of the advisory fee           each lending Fund and its respective
Advisory Agreement was appropriate.          under the Advisory Agreement, whereby         shareholders.
                                             AIM pays all of each Fund's ordinary
o The quality of services to be provided     operating expenses. The Board noted that      o Profitability of AIM and its
by AIM. The Board reviewed the               AIM has agreed to waive advisory fees of      affiliates. The Board reviewed
credentials and experience of the            each Fund, as discussed below. Based on       information concerning the profitability
officers and employees of AIM who will       this review, the Board concluded that         of AIM's (and its affiliates')
provide investment advisory services to      the advisory fee rate for each Fund           investment advisory and other activities
each Fund. In reviewing the                  under the Advisory Agreement was fair         and its financial condition. The Board
qualifications of AIM to provide             and reasonable.                               considered the overall profitability of
investment advisory services, the Board                                                    AIM, as well as the profitability of AIM
reviewed the qualifications of AIM's         o Expense limitations and fee waivers.        in connection with managing each Fund.
investment personnel and considered such     The Board noted that AIM has irrevocably      The Board noted that AIM's operations
issues as AIM's portfolio and product        agreed to waive all advisory fees of          remain profitable, although increased
review process, various back office          each Fund. The Board considered the           expenses in recent years have reduced
support functions by AIM and AIM's           irrevocable nature of this fee waiver         AIM's profitability. Based on the review
equity and fixed income trading              and noted that it cannot be terminated        of the profitability of AIM's and its
operations. Based on the review of these     without shareholder approval. The Board       affiliates' investment advisory and
and other factors, the Board concluded       considered the effect this fee waiver         other activities and its financial
that the quality of services to be           would have on each Fund's estimated           condition, the Board concluded that the
provided by AIM was appropriate.             expenses and concluded that the levels        compensation to be paid by each Fund to
                                             of fee waivers/expense limitations for        AIM under the Advisory Agreement was not
o The performance of each Fund relative      each Fund were fair and reasonable.           excessive.
to comparable funds. Not applicable
because these are new Funds. However,        o Breakpoints and economies of scale.         o Benefits of soft dollars to AIM. The
the Board reviewed the performance of a      The Board reviewed the structure of each      Board considered the benefits realized
mutual fund and a variable insurance         Fund's advisory fee under the Advisory        by AIM as a result of brokerage
fund formerly managed by the portfolio       Agreement, noting that it does not            transactions executed through "soft
managers who will manage each Fund and       include any breakpoints. The Board            dollar" arrangements. Under these
concluded that these portfolio managers      considered whether it would be                arrangements, brokerage commissions paid
were qualified to provide satisfactory       appropriate to add advisory fee               by each Fund and/or other funds
services in accordance with the terms of
the Advisory Agreement.                                                                                                 (continued)

AIM CORE ALLOCATION PORTFOLIO


advised by AIM are used to pay for           agreement (the "Sub-Advisory Agreement")      o Advisory fees, expense limitations and
research and execution services. This        between INVESCO Institutional (N.A.),         fee waivers, and breakpoints and
research is used by AIM in making            Inc. (the "Sub-Advisor") and AIM with         economies of scale. In reviewing these
investment decisions for each Fund. The      respect to each Fund beginning on             factors, the Board considered only the
Board concluded that such arrangements       December 30, 2005.                            advisory fees charged to each Fund by
were appropriate.                                                                          AIM and did not consider the
                                                The Board considered the factors           sub-advisory fees paid by AIM to the
o AIM's financial soundness in light of      discussed below in evaluating the             Sub-Advisor. The Board believes that
each Fund's needs. The Board considered      fairness and reasonableness of the            this approach is appropriate because the
whether AIM is financially sound and has     Sub-Advisory Agreement at the meeting on      sub-advisory fees have no effect on
the resources necessary to perform its       June 30, 2005 and as part of the Board's      either Fund or its shareholders, as they
obligations under the Advisory               ongoing oversight of each Fund. In their      are paid by AIM rather than each Fund.
Agreement, and concluded that AIM has        deliberations, the Board and the              Furthermore, AIM and the Sub-Advisor are
the financial resources necessary to         independent trustees did not identify         affiliates and the Board believes that
fulfill its obligations under the            any particular factor that was                the allocation of fees between them is a
Advisory Agreement.                          controlling, and each trustee attributed      business matter, provided that the
                                             different weights to the various              advisory fees charged to each Fund are
o Historical relationship between each       factors.                                      fair and reasonable.
Fund and AIM. In determining whether to
approve the Advisory Agreement for each         The discussion below serves as a           o Profitability of AIM and its
Fund, the Board also considered the          discussion of the material factors and        affiliates. The Board reviewed
Board's knowledge of AIM's operations,       the conclusions with respect thereto          information concerning the profitability
and concluded that it was beneficial to      that formed the basis for the Board's         of AIM's (and its affiliates')
maintain the current relationship, in        approval of the Sub-Advisory Agreement.       investment advisory and other activities
part, because of such knowledge. The         After consideration of all of the             and its financial condition. The Board
Board also reviewed the general nature       factors below and based on its informed       considered the overall profitability of
of the non-investment advisory services      business judgment, the Board determined       AIM, as well as the profitability of AIM
currently performed by AIM and its           that the Sub-Advisory Agreement is in         in connection with managing each Fund.
affiliates for other mutual funds, such      the best interests of each Fund and its       The Board noted that AIM's operations
as administrative, transfer agency and       shareholders.                                 remain profitable although increased
distribution services, and the fees                                                        expenses in recent years have reduced
received by AIM and its affiliates for       SERIES C AND SERIES M                         AIM's profitability. Based on the review
performing such services. In addition to                                                   of the profitability of AIM's and its
reviewing such services, the trustees        o The nature and extent of the advisory       affiliates' investment advisory and
also considered the organizational           services to be provided by the                other activities and its financial
structure employed by AIM and its            Sub-Advisor. The Board reviewed the           condition, the Board concluded that the
affiliates to provide those services.        services to be provided by the                compensation to be paid by each Fund to
Based on the review of these and other       Sub-Advisor under the Sub-Advisory            AIM under the Advisory Agreement was not
factors, the Board concluded that AIM        Agreement. Based on this review, the          excessive.
and its affiliates are providing             Board concluded that the range of
satisfactory non-investment advisory         services to be provided by the                o The Sub-Advisor's financial soundness
services to other mutual funds advised       Sub-Advisor under the Sub-Advisory            in light of each Fund's needs. The Board
by AIM and that AIM and its affiliates       Agreement was appropriate.                    considered whether the Sub-Advisor is
were qualified to provide non-investment                                                   financially sound and has the resources
advisory services to each Fund,              o The quality of services to be provided      necessary to perform its obligations
including administrative, transfer           by the Sub-Advisor. The Board reviewed        under the Sub-Advisory Agreement, and
agency and distribution services.            the credentials and experience of the         concluded that the Sub-Advisor has the
                                             officers and employees of the                 financial resources necessary to fulfill
o Other factors and current trends. In       Sub-Advisor who will provide investment       its obligations under the Sub-Advisory
determining whether to approve the           advisory services to each Fund. Based on      Agreement.
Advisory Agreement for each Fund, the        the review of these and other factors,
Board considered the fact that AIM,          the Board concluded that the quality of
along with the rest of the mutual fund       services to be provided by the
industry, is subject to regulatory           Sub-Advisory was appropriate.
inquiries and litigation related to a
wide range of issues. The Board also         o The performance of each Fund relative
considered the governance and compliance     to comparable funds. Not applicable
reforms being undertaken by AIM and its      because these are new Funds. However,
affiliates, including maintaining an         the Board reviewed the performance of a
internal controls committee and              mutual fund and a variable insurance
retaining an independent compliance          fund formerly managed by the portfolio
consultant, and the fact that AIM has        managers who will manage each Fund and
undertaken to cause each Fund to operate     concluded that these portfolio managers
in accordance with certain governance        were qualified to provide satisfactory
policies and practices. The Board            services in accordance with the terms of
concluded that these actions indicated a     the Sub-Advisory Agreement.
good faith effort on the part of AIM to
adhere to the highest ethical standards,     o The performance of each Fund relative
and determined that the current              to indices. Not applicable because these
regulatory and litigation environment to     are new Funds.
which AIM is subject should not prevent
the Board from approving the Advisory        o Meeting with each Fund's portfolio
Agreement for each Fund.                     managers and investment personnel. The
                                             Board intends to meet periodically with
APPROVAL OF SUB-ADVISORY AGREEMENT           each Fund's portfolio managers and/or
                                             other investment personnel and believes
The Board oversees the management of         that such individuals are competent and
each Fund and, as required by law,           able to carry out their responsibilities
determines annually whether to approve       under the Sub-Advisory Agreement.
the continuation of each Fund's
sub-advisory agreement. Based upon the       o Overall performance of the
recommendation of the Investments            Sub-Advisor. Not applicable because
Committee of the Board at a meeting held     these are new Funds. However, the Board
on June 30, 2005, the Board, including       considered the overall performance of
all of the independent trustees,             the Sub-Advisor in providing
approved the initial sub-advisory            sub-advisory services to other mutual
                                             funds and concluded that such
                                             performance was satisfactory.

AIM CORE ALLOCATION PORTFOLIO SERIES C

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                               PRINCIPAL
                                                AMOUNT       VALUE
---------------------------------------------------------------------
BONDS & NOTES-59.39%

AUTO PARTS & EQUIPMENT-3.70%

Johnson Controls, Inc., Sr. Notes, 6.00%,
  01/15/36(a)                                  $ 50,000    $   49,592
=====================================================================

BROADCASTING & CABLE TV-1.14%

Comcast Corp., Unsec. Gtd. Notes, 6.45%,
  03/15/37                                       15,000        15,236
=====================================================================

COMMODITY CHEMICALS-1.68%

BCP Crystal US Holdings Corp., Sr. Sub.
  Global Notes, 9.63%, 06/15/14(a)               20,000        22,550
=====================================================================

CONSUMER FINANCE-8.69%

Capital One Bank, Sub. Notes, 6.50%,
  06/13/13(a)                                    40,000        42,290
---------------------------------------------------------------------
HSBC Finance Corp., Global Notes, 4.75%,
  05/15/09(a)                                    75,000        74,026
=====================================================================
                                                              116,316
=====================================================================

DEPARTMENT STORES-1.45%

Dillard's, Inc., Notes, 7.13%, 08/01/18(a)       20,000        19,400
=====================================================================

HOMEBUILDING-0.75%

Hovnanian Enterprises Inc., Sr. Unsec. Gtd.
  Notes, 7.50%, 05/15/16(a)                      10,000        10,000
=====================================================================

HOUSEWARES & SPECIALTIES-0.37%

Fortune Brands, Inc., Notes, 5.38%,
  01/15/16(a)                                     5,000         4,922
=====================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-2.87%

Duke Energy Field Services Corp., Sr. Unsec.
  Notes, 7.88%, 08/16/10(a)                      35,000        38,484
=====================================================================

INTEGRATED TELECOMMUNICATION SERVICES-16.56%

AT&T Corp., Sr. Unsec. Gtd. Global Notes,
  9.75%, 11/15/31(a)                             35,000        43,950
---------------------------------------------------------------------
BellSouth Corp., Global Bonds, 5.20%,
  09/15/14(a)                                    45,000        44,475
---------------------------------------------------------------------
British Telecommunications PLC, Global Notes,
  8.38%, 12/15/10(a)                             50,000        56,339
---------------------------------------------------------------------
Citizens Communications Co., Sr. Unsec.
  Notes, 6.25%, 01/15/13(a)                      20,000        19,600
---------------------------------------------------------------------
Telecom Italia Capital,
  Global Notes, 5.25%, 10/01/15(a)               45,000        43,069
---------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes, 6.00%,
    09/30/34(a)                                  10,000         9,503
---------------------------------------------------------------------
Verizon Global Funding Corp., Global Bonds,
  5.85%, 09/15/35(a)                              5,000         4,779
=====================================================================
                                                              221,715
=====================================================================

MANAGED HEALTH CARE-1.88%

UnitedHealth Group Inc., Sr. Unsec. Notes,
  5.80%, 03/15/36(a)                             25,000        25,159
=====================================================================

                                               PRINCIPAL
                                                AMOUNT       VALUE
---------------------------------------------------------------------


MULTI-UTILITIES-4.26%

Pacific Gas and Electric Co., Unsec. Bonds,
  6.05%, 03/01/34(a)                           $ 55,000    $   57,042
=====================================================================

OIL & GAS REFINING & MARKETING-2.28%

Kaneb Pipe Line Operating Partnership, L.P.,
  Sr. Unsec. Notes, 5.88%, 06/01/13(a)           30,000        30,552
=====================================================================

OIL & GAS STORAGE & TRANSPORTATION-2.90%

Kinder Morgan Energy Partners, L.P., Notes,
  5.13%, 11/15/14(a)                             40,000        38,804
=====================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.49%

Residential Capital Corp., Gtd. Notes, 6.00%,
  02/22/11(a)                                    20,000        19,887
=====================================================================

PHARMACEUTICALS-3.01%

Wyeth, Unsec. Global Notes, 5.50%,
  02/15/16(a)                                    40,000        40,295
=====================================================================

REAL ESTATE-2.91%

ERP Operating L.P., Unsec. Unsub. Notes,
  5.13%, 03/15/16(a)                             40,000        38,911
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.45%

Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 8.38%, 03/15/12(a)                      40,000        46,117
=====================================================================
    Total Bonds & Notes (Cost $799,821)                       794,982
=====================================================================

U.S. MORTGAGE-BACKED SECURITIES-22.62%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-22.62%

Pass Through Ctfs., TBA, 6.00%,
  03/01/36(a)(b)                                300,000       302,812
=====================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $302,063)                                         302,812
=====================================================================

U.S. GOVERNMENT AGENCY SECURITIES-9.89%

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-8.74%

Global Notes, 4.13%, 07/12/10(a)                 50,000        48,473
---------------------------------------------------------------------
Unsec. Global Notes, 3.88%, 06/15/08(a)          70,000        68,487
=====================================================================
                                                              116,960
=====================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.15%

Global Notes, 5.38%, 11/15/11(a)                 15,000        15,318
=====================================================================
    Total U.S. Government Agency Securities
      (Cost $132,766)                                         132,278
=====================================================================

AIM CORE ALLOCATION PORTFOLIO SERIES C


                                               PRINCIPAL
                                                AMOUNT       VALUE
---------------------------------------------------------------------

U.S. TREASURY SECURITIES-3.09%

U.S. TREASURY BILLS-0.44%

4.39%, 06/29/06(a)(d)                          $  6,000(c) $    5,910
=====================================================================
U.S. TREASURY NOTES-2.65%

4.88%, 02/15/12(a)                               35,000        35,476
=====================================================================
    Total U.S. Treasury Securities (Cost
    $41,335)                                                   41,386
=====================================================================
TOTAL INVESTMENTS-94.99% (Cost $1,275,985)                  1,271,458
=====================================================================
OTHER ASSETS LESS LIABILITIES-5.01%                            67,120
=====================================================================
NET ASSETS-100.00%                                         $1,338,578
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

Ctfs.    - Certificates
Gtd.     - Guaranteed
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at February 28, 2006 was $1,256,222, which represented 93.85% of the Fund's Net Assets. See
    Note 1A.
(b) Security purchased on forward commitment basis.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CORE ALLOCATION PORTFOLIO SERIES C

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $1,275,985)          $1,271,458
-----------------------------------------------------------
Cash                                                115,434
-----------------------------------------------------------
Receivables for:
  Investments sold                                   63,277
-----------------------------------------------------------
  Fund shares sold                                  285,700
-----------------------------------------------------------
  Interest                                           14,206
===========================================================
    Total assets                                  1,750,075
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             410,887
-----------------------------------------------------------
  Variation margin                                      610
===========================================================
    Total liabilities                               411,497
===========================================================
Net assets applicable to shares outstanding      $1,338,578
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $1,344,622
-----------------------------------------------------------
Undistributed net investment income                     566
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts        (1,748)
-----------------------------------------------------------
Unrealized appreciation (depreciation) from
  investment securities and futures contracts        (4,862)
===========================================================
                                                 $1,338,578
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Outstanding                                         134,702
___________________________________________________________
===========================================================
Net asset value and offering price per share     $     9.94
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CORE ALLOCATION PORTFOLIO SERIES C

STATEMENT OF OPERATIONS

For the period December 30, 2005 (Date operations commenced) through February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 9,488
=====================================================================

EXPENSES:

Advisory fees                                                     404
=====================================================================
Less: Fees waived                                                (404)
=====================================================================
Net investment income                                           9,488
=====================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND
FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (4,807)
---------------------------------------------------------------------
  Futures contracts                                             3,059
=====================================================================
                                                               (1,748)
=====================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (4,527)
---------------------------------------------------------------------
  Futures contracts                                              (335)
=====================================================================
                                                               (4,862)
=====================================================================
Net gain (loss) from investment securities, and futures
  contracts                                                    (6,610)
=====================================================================
Net increase in net assets resulting from operations          $ 2,878
_____________________________________________________________________
=====================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CORE ALLOCATION PORTFOLIO SERIES C

STATEMENT OF CHANGES IN NET ASSETS

For the period December 30, 2005 (Date operations commenced) through February 28, 2006
(Unaudited)

                                                                FEBRUARY 28,
                                                                    2006
----------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                          $    9,488
----------------------------------------------------------------------------
  Net realized gain (loss) on investment securities and
    futures contracts                                                (1,748)
----------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                      (4,862)
============================================================================
    Net increase in net assets resulting from operations              2,878
============================================================================
Distributions to shareholders from net investment income             (8,922)
============================================================================
Share transactions-net                                            1,344,622
============================================================================
    Net increase in net assets                                    1,338,578
============================================================================

NET ASSETS:

  Beginning of period                                                    --
============================================================================
  End of period (including undistributed net investment
    income of $566)                                              $1,338,578
____________________________________________________________________________
============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CORE ALLOCATION PORTFOLIO SERIES C

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Series C (the "Fund") is a series portfolio of AIM Core Allocation Portfolio Series (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is used exclusively for separately managed accounts (e.g. wrap fee or certain other programs advised or sub-advised by A I M Advisors, Inc. ("AIM") or its affiliates for whom AIM or its affiliates have a fixed income mandate). Clients pay a wrap fee or similar fee to participate in such programs.

    The Fund's investment objective is to achieve high total return consistent with preservation of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued based on the basis of prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM CORE ALLOCATION PORTFOLIO SERIES C


       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment management agreement with AIM pursuant to which AIM provides all management and advisory services necessary for the operation of the Fund. AIM benefits from the Fund being an investment option in wrap fee and certain other programs advised or sub-advised by AIM or its affiliates. AIM and/or its affiliates receive fees for advising or sub-advising such wrap programs. Under the terms of the investment management agreement, the Fund has agreed to pay an advisory fee to AIM based on the annual rate equal to 0.23% of the Fund's average daily net assets. However, AIM has agreed irrevocably to waive all fees and pay all expenses incurred by the Fund in connection with its operations, except for (i) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to the Trust or the Fund in connection with securities transactions to which the Trust or the Fund is a party or in connection with securities owned by the Trust or the Fund;
(ii) costs, including interest expense, of borrowing money; and (iii) extraordinary items such as litigation costs authorized by the Board of Trustees.

    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 0.11% of the Fund's average daily net assets.

    For the period December 30, 2005 (date operations commenced) through February 28, 2006, AIM waived fees of $404.

    The Trust has entered into a master administrative services agreement with AIM whereby AIM provides accounting, shareholder and other administrative services to the Fund. AIM does not charge the Fund any fees under the administrative services agreement. The Trust has also entered into a transfer

AIM CORE ALLOCATION PORTFOLIO SERIES C

agency and service agreement with AIM and AIM Investment Services, Inc. ("AISI") whereby AISI provides transfer agency and shareholder services to the Fund. The Fund is not charged any fees pursuant to such agreement.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund's shares. The Fund is not charged any fees pursuant to the distribution agreement with ADI.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--BORROWINGS

    The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 4--FUTURES CONTRACTS

On February 28, 2006, $300,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------
                                                                                                         UNREALIZED
                                                              NUMBER OF       MONTH/                    APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT      VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                        3        Mar-06/Short    $315,703        $(335)
_____________________________________________________________________________________________________________________
=====================================================================================================================

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period December 30, 2005 (date operations commenced) through February 28, 2006 was $1,718,764 and $746,380, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 2,029
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (6,556)
===============================================================================
Net unrealized appreciation of investment securities                  $(4,527)
_______________________________________________________________________________
===============================================================================
Cost of investments is the same for tax and financial statement purposes.

AIM CORE ALLOCATION PORTFOLIO SERIES C

NOTE 7--SHARE INFORMATION

The Fund currently offers one class of shares.

                           CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------
                                                                DECEMBER 30, 2005
                                                                 (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                               FEBRUARY 28, 2006(A)
                                                              ----------------------
                                                               SHARES       AMOUNT
------------------------------------------------------------------------------------
Sold                                                          133,803     $1,335,700
------------------------------------------------------------------------------------
Issued as reinvestment of dividends                               899          8,922
====================================================================================
                                                              134,702     $1,344,622
____________________________________________________________________________________
====================================================================================

(a) There is one entity that is a record owner of more than 5% outstanding shares of the Fund and it owns 15% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 79% of the outstanding shares of the Fund are owned by AIM.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding for the period indicated.

                                                                DECEMBER 30, 2005
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                FEBRUARY 28, 2006
---------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.09
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (0.07)
=================================================================================
    Total from investment operations                                   0.02
=================================================================================
Less dividends from net investment income                             (0.08)
=================================================================================
Net asset value, end of period                                       $ 9.94
_________________________________________________________________________________
=================================================================================
Total return(a)                                                        0.25%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $1,339
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     0.00%(b)
---------------------------------------------------------------------------------
  Without fee waivers                                                  0.23%(b)
=================================================================================
Ratio of net investment income to average net assets                   5.41%(b)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate(c)                                               80%
_________________________________________________________________________________
=================================================================================

  (a)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
  (b)Ratios are annualized and based on average daily net assets of $1,050,170.
  (c)Not annualized for periods less than one year.

AIM CORE ALLOCATION PORTFOLIO SERIES M

SCHEDULE OF INVESTMENTS

February 28, 2006
(Unaudited)


                                               PRINCIPAL
                                                AMOUNT       VALUE
---------------------------------------------------------------------
U.S. TREASURY SECURITIES-50.64%(a)

U.S. TREASURY BILLS-0.52%(b)

4.39%, 06/29/06                                $  7,000    $    6,895
=====================================================================

U.S. TREASURY NOTES-43.52%

4.88%, 02/15/12                                 570,000       577,746
=====================================================================

U.S. TREASURY BONDS-6.60%

6.00%, 02/15/26                                  75,000        87,656
=====================================================================
  Total U.S. Treasury Securities (Cost
  $673,564)                                                   672,297
=====================================================================

U.S. GOVERNMENT AGENCY SECURITIES-24.63%(a)

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.00%

Unsec. Global Notes, 3.88%, 06/15/08             95,000        92,946
=====================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-17.63%

Unsec. Global Notes, 3.88%, 07/15/08             95,000        92,917
=====================================================================
5.25%, 04/15/07                                 140,000       141,141
=====================================================================
                                                              234,058
=====================================================================
  Total U.S. Government Agency Securities
  (Cost $327,295)                                             327,004
=====================================================================

                                               PRINCIPAL
                                                AMOUNT       VALUE
---------------------------------------------------------------------


U.S. MORTGAGE-BACKED SECURITIES-22.81%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-22.81%

Pass Through Ctfs., TBA,(a)(c)
  6.00% (Cost $302,063), 03/01/36              $300,000    $  302,813
=====================================================================

ASSET-BACKED SECURITIES-9.46%

COLLATERALIZED MORTGAGE OBLIGATIONS-9.46%

Banc of America Commercial Mortgage Inc.(d)
  Series 2006-1, Class A4 Pass Through Ctfs.
  5.37%, 09/10/45 (Cost $125,629)               125,000       125,629
=====================================================================
TOTAL INVESTMENTS-107.54% (Cost $1,428,551)                 1,427,743
=====================================================================
OTHER ASSETS LESS LIABILITIES-(7.54)%                        (100,130)
=====================================================================
NET ASSETS-100.00%                                         $1,327,613
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

Ctfs.   - Certificates
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at February 28, 2006 was $1,302,114, which represented 98.08% of the Fund's Net Assets. See
    Note 1A.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Security purchased on forward commitment basis.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at February 28, 2006 represented 9.46% of the Fund's Net Assets. See Note 1A.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CORE ALLOCATION PORTFOLIO SERIES M

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $1,428,551)          $1,427,743
-----------------------------------------------------------
Cash                                                 86,555
-----------------------------------------------------------
Receivables for:
  Investments sold                                  182,792
-----------------------------------------------------------
  Fund shares sold                                  283,851
-----------------------------------------------------------
  Interest                                            6,067
===========================================================
    Total assets                                  1,987,008
___________________________________________________________
===========================================================

LIABILITIES:

Payables for investments purchased                  659,395
===========================================================
    Total liabilities                               659,395
===========================================================
Net assets applicable to shares outstanding      $1,327,613
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $1,342,246
-----------------------------------------------------------
Undistributed net investment income                    (327)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts       (13,498)
-----------------------------------------------------------
Unrealized appreciation (depreciation) from
  investment securities                                (808)
===========================================================
                                                 $1,327,613
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Outstanding                                         134,680
___________________________________________________________
===========================================================
Net asset value and offering price per share     $     9.86
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CORE ALLOCATION PORTFOLIO SERIES M

STATEMENT OF OPERATIONS

For the period December 30, 2005
(Date operations commenced) through February 28, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $  8,068
======================================================================

EXPENSES:

Advisory fees                                                      403
----------------------------------------------------------------------
Less: Fees waived                                                 (403)
======================================================================
    Net expenses                                                    --
======================================================================
Net investment income                                            8,068
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURE CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (14,787)
----------------------------------------------------------------------
  Futures contracts                                              1,289
======================================================================
                                                               (13,498)
======================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                           (808)
======================================================================
Net gain (loss) from investment securities and futures
  contracts                                                    (14,306)
======================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $ (6,238)
______________________________________________________________________
======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CORE ALLOCATION PORTFOLIO SERIES M

STATEMENT OF CHANGES IN NET ASSETS

For the period December 30, 2005
(Date operations commenced) through February 28, 2006
(Unaudited)

                                                              FEBRUARY 28,
                                                                  2006
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $    8,068
--------------------------------------------------------------------------
  Net realized gain (loss) on investment securities and
    futures contracts                                             (13,498)
--------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                            (808)
==========================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    (6,238)
==========================================================================
Distributions to shareholders from net investment income           (8,395)
==========================================================================
Share transactions-net:                                         1,342,246
==========================================================================
    Net increase in net assets                                  1,327,613
==========================================================================

NET ASSETS:

  Beginning of period                                                  --
==========================================================================
  End of period (including undistributed net investment
    income of $(327))                                          $1,327,613
__________________________________________________________________________
==========================================================================

NOTES TO FINANCIALS STATEMENTS

February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Series M (the "Fund") is a series portfolio of AIM Core Allocation Portfolio Series (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is used exclusively for separately managed accounts (e.g. wrap fee or certain other programs advised or sub-advised by A I M Advisors, Inc. ("AIM") or its affiliates for whom AIM or its affiliates have a fixed income mandate). Clients pay a wrap fee or similar fee to participate in such programs.

    The Fund's investment objective is to achieve high total return consistent with preservation of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the basis of prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

AIM CORE ALLOCATION PORTFOLIO SERIES M


       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment management agreement with AIM pursuant to which AIM provides all management and advisory services necessary for the operation of the Fund. AIM benefits from the Fund being an investment option in wrap fee and certain other programs advised or sub-advised by AIM or its affiliates. AIM and/or its affiliates receive fees for advising or sub-advising such wrap programs. Under the terms of the investment management agreement, the Fund has agreed to pay an advisory fee to AIM based on the annual rate equal to 0.23% of the Fund's average daily net assets. However, AIM has agreed irrevocably to waive all fees and pay all expenses incurred by the Fund in connection with its operations, except for

AIM CORE ALLOCATION PORTFOLIO SERIES M

(i) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to the Trust or the Fund in connection with securities transactions to which the Trust or the Fund is a party or in connection with securities owned by the Trust or the Fund; (ii) costs, including interest expense, of borrowing money; and (iii) extraordinary items such as litigation costs authorized by the Board of Trustees.

    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 0.11% of the Fund's average daily net assets.

    For the period December 30, 2005 (date operations commenced) through February 28, 2006, AIM waived fees of $403.

    The Trust has entered into a master administrative services agreement with AIM whereby AIM provides accounting, shareholder and other administrative services to the Fund. AIM does not charge the Fund any fees under the administrative services agreement. The Trust has also entered into a transfer agency and service agreement with AIM and AIM Investment Services, Inc. ("AISI") whereby AISI provides transfer agency and shareholder services to the Fund. The Fund is not charged any fees pursuant to such agreement.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund's shares. The Fund is not charged any fees pursuant to the distribution agreement with ADI.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period December 30, 2005 (date operations commenced) through February 28, 2006 was $2,643,008 and $1,509,086, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $ 1,637
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (2,445)
===============================================================================
Net unrealized appreciation of investment securities                 $  (808)
_______________________________________________________________________________
===============================================================================
Cost of investments is the same for tax and financial statement purposes.

AIM CORE ALLOCATION PORTFOLIO SERIES M


NOTE 6--SHARE INFORMATION

The Fund currently offers one class of shares.

                            CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------
                                                                   DECEMBER 30,
                                                                    2005 (DATE
                                                                    OPERATIONS
                                                                    COMMENCED)
                                                                      THROUGH
                                                               FEBRUARY 28, 2006(a)
                                                              -----------------------
                                                               SHARES        AMOUNT
-------------------------------------------------------------------------------------
Sold                                                           133,829     $1,333,851
-------------------------------------------------------------------------------------
Issued as reinvestment of dividends                                851          8,395
=====================================================================================
                                                               134,680     $1,342,246
_____________________________________________________________________________________
=====================================================================================

(a) There is one entity that is a record owner of more than 5% outstanding shares of the Fund and it owns 15% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 79% of the outstanding shares of the Fund are owned by AIM.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              DECEMBER 30,
                                                               2005 (DATE
                                                               OPERATIONS
                                                              COMMENCED) TO
                                                              FEBRUARY 28,
                                                                  2006
---------------------------------------------------------------------------
Net asset value, beginning of period                             $10.00
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.08
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.14)
===========================================================================
    Total from investment operations                              (0.06)
===========================================================================
Less dividends from net investment income                         (0.08)
===========================================================================
Net asset value, end of period                                   $ 9.86
___________________________________________________________________________
===========================================================================
Total return(a)                                                   (0.60)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $1,328
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.00%(b)
---------------------------------------------------------------------------
  Without fee waivers                                              0.23%(b)
===========================================================================
Ratio of net investment income to average net assets               4.60%(b)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate(c)                                          161%
___________________________________________________________________________
===========================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,048,841.
(c)  Not annualized for periods less than one year.

AIM CORE ALLOCATION PORTFOLIO SERIES M

LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against A I M Advisors, Inc. ("AIM"), INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds), as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, the parent company of IFG and AIM, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the Securities and Exchange Commission to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matter discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM CORE ALLOCATION PORTFOLIO SERIES

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173

James T. Bunch                    Mark H. Williamson                            INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
Vice Chair                        Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Mark H. Williamson                Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                                                                SUB-ADVISOR
                                                                                INVESCO Institutional (N.A.), Inc.
                                                                                Fixed Income Division
                                                                                The Aegon Center
                                                                                400 West Market Street
                                                                                Louisville, KY 40402-3346

                             ==================================================
                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                             ==================================================

                              AIMinvestments.com          PAMCAPS-SAR-1



                             [YOUR GOALS. OUR SOLUTIONS.]
                               --Registered Trademark--

Mutual   Retirement   Annuities   College   Separately   Offshore    Cash
Funds    Products                 Savings   Managed      Products    Management
                                  Plans     Accounts

                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                  --Registered Trademark--

ITEM 2.  CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Core Allocation Portfolio Series

By:   /s/ Robert H. Graham
      ---------------------------
      Robert H. Graham
      Principal Executive Officer

Date: May 8, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert H. Graham
      ---------------------------
      Robert H. Graham
      Principal Executive Officer

Date: May 8, 2006


By:   /s/ Sidney M. Dilgren
      --------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: May 8, 2006

                                  EXHIBIT INDEX


12(a) (1)      Not applicable.

12(a) (2)      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
               Investment Company Act of 1940.

12(a) (3)      Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.